Correction of errors	12 Months Ended
Dec. 31, 2018
Correction of errors
Correction of errors

6. Correction of errors

During the preparation of the consolidated interim financial statements for the three-month and nine-month periods ended September 30, 2018, the Company became aware that the margin within certain intra-group transactions has not been properly eliminated in the consolidation process, resulting in misstatement of cost of sales in its consolidated financial statements since the first quarter in fiscal year 2017. These errors have been corrected by restating each of the affected financial statement line items for prior periods. The Company has evaluated the effect of these errors, both qualitatively and quantitatively, and concluded that the corrections did not have a material impact on, nor require amendment of, any previously filed financial statements. The following tables summarize the impacts on the Company’s consolidated financial statements.

Consolidated statement of financial position

December 31, 2017	Impact of correction of error
	As previously
	reported	Adjustments	As corrected
	(€ in thousands)

Current assets	37,774	(280)	37,494
Inventories	9,539	(280)	9,259
Non-current assets	29,257	251	29,508
Property, plant and equipment	27,698	251	27,949

Total assets	67,031	(29)	67,002

Equity	43,918	(29)	43,889
Accumulated deficit	(37,480)	(29)	(37,509)

Total equity and liabilities	67,031	(29)	67,002

Consolidated statement of comprehensive loss

	Impact of correction of error			Impact of correction of error
	three months ended December 31, 2017			year ended December 31, 2017
	As previously			As previously
	reported	Adjustments	As corrected	reported	Adjustments	As corrected
	(€ in thousands except share and share data)			(€ in thousands except share and share data)

Cost of sales	(3,662)	158	(3,504)	(13,824)	(29)	(13,853)
Gross profit	2,446	158	2,604	9,354	(29)	9,325
Operating loss	(2,633)	158	(2,475)	(8,620)	(29)	(8,649)
Net loss	(2,460)	158	(2,302)	(8,525)	(29)	(8,554)
Total comprehensive loss	(2,352)	158	(2,194)	(8,020)	(29)	(8,049)

Loss attributable to owners of the company	(2,458)	158	(2,300)	(8,509)	(29)	(8,538)
Total comprehensive loss attributable to owners of the company	(2,350)	158	(2,192)	(8,004)	(29)	(8,033)

Loss per share - basic/ diluted (EUR)	(0.66)	0.04	(0.62)	(2.29)	(0.01)	(2.30)

Segment reporting

	Impact of correction of error three months ended December 31, 2017
	As previously
	reported		Adjustments		As corrected
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	3,146	2,962	—	—	3,146	2,962

Gross profit	1,059	1,387	270	(112)	1,329	1,275
Gross profit in %	33.7%	46.8%			42.2%	43.0%

	Impact of correction of error year ended December 31, 2017
	As previously
	reported		Adjustments		As corrected
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	11,534	11,644	—	—	11,534	11,644

Gross profit	3,921	5,433	337	(366)	4,258	5,067
Gross profit in %	34.0%	46.7%			36.9%	43.5%

There is no impact on the Company’s operating, investing or financing cash flows for the year-ended December 31, 2017.